Going Concern and Significant Accounting Policies (Details1) (USD $)	Sep. 30, 2013
Commodity derivative at fair value	$ 2,901,500
Convertible notes at fair value	115,000
Level 1 [Member]
Commodity derivative at fair value	2,901,500
Level 3 [Member]
Convertible notes at fair value	$ 115,000